Loans, allowance for loan losses and credit quality - Impaired loans details (Details 7) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Average recorded investment
Average recorded investment, with a specific allowance	SFr 1,503	SFr 1,507	SFr 1,631	SFr 1,501	SFr 1,603
Average recorded investment, without specific allowance	571	677	391	621	403
Average recorded investment	2,074	2,184	2,022	2,122	2,006
Interest income recognized
Interest income recognized, with a specific allowance	7	6	4	13	12
Interest income recognized, without specific allowance	3	4	4	7	8
Interest income recognized	10	10	8	20	20
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	1	1	3	6
Interest income recognized on a cash basis, without specific allowance	0	1	0	1	0
Interest income recognized on a cash basis	2	2	1	4	6
Corporate and institutional
Average recorded investment
Average recorded investment, with a specific allowance	1,003	988	1,090	994	1,065
Average recorded investment, without specific allowance	429	522	280	474	303
Average recorded investment	1,432	1,510	1,370	1,468	1,368
Interest income recognized
Interest income recognized, with a specific allowance	6	5	2	11	9
Interest income recognized, without specific allowance	2	3	3	5	6
Interest income recognized	8	8	5	16	15
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1	0	2	4
Interest income recognized on a cash basis, without specific allowance	0	1	0	1	0
Interest income recognized on a cash basis	1	2	0	3	4
Corporate and institutional | Real estate
Average recorded investment
Average recorded investment, with a specific allowance	75	67	94	71	90
Average recorded investment, without specific allowance	43	42	3	42	3
Interest income recognized
Interest income recognized, with a specific allowance	1	0	0	1	0
Interest income recognized, without specific allowance	0	0	1	0	1
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	0	1	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Corporate and institutional | Commercial and industrial loans
Average recorded investment
Average recorded investment, with a specific allowance	834	833	949	832	928
Average recorded investment, without specific allowance	377	472	277	424	300
Interest income recognized
Interest income recognized, with a specific allowance	5	4	2	9	9
Interest income recognized, without specific allowance	2	3	2	5	5
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	1	0	1	4
Interest income recognized on a cash basis, without specific allowance	0	1	0	1	0
Corporate and institutional | Financial institutions
Average recorded investment
Average recorded investment, with a specific allowance	94	88	47	91	46
Average recorded investment, without specific allowance	9	8	0	8	0
Interest income recognized
Interest income recognized, with a specific allowance	0	1	0	1	0
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Corporate and institutional | Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance				0	1
Interest income recognized
Interest income recognized, with a specific allowance				0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				0	0
Consumer
Average recorded investment
Average recorded investment, with a specific allowance	500	519	541	507	538
Average recorded investment, without specific allowance	142	155	111	147	100
Average recorded investment	642	674	652	654	638
Interest income recognized
Interest income recognized, with a specific allowance	1	1	2	2	3
Interest income recognized, without specific allowance	1	1	1	2	2
Interest income recognized	2	2	3	4	5
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	1	1	2
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis	1	0	1	1	2
Consumer | Mortgages
Average recorded investment
Average recorded investment, with a specific allowance	259	272	266	264	260
Average recorded investment, without specific allowance	138	152	109	143	97
Interest income recognized
Interest income recognized, with a specific allowance	1	0	1	1	1
Interest income recognized, without specific allowance	1	1	1	2	2
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	0	1	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Consumer | Loans collateralized by securities
Average recorded investment
Average recorded investment, with a specific allowance	68	73	98	70	101
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0	0	1
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	1
Consumer | Consumer finance
Average recorded investment
Average recorded investment, with a specific allowance	173	174	177	173	177
Average recorded investment, without specific allowance	4	3	2	4	3
Interest income recognized
Interest income recognized, with a specific allowance	0	1	1	1	1
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	1	0	1
Interest income recognized on a cash basis, without specific allowance	SFr 0	SFr 0	SFr 0	0	0
Bank
Average recorded investment
Average recorded investment, with a specific allowance				1,489	1,590
Average recorded investment, without specific allowance				621	403
Average recorded investment				2,110	1,993
Interest income recognized
Interest income recognized, with a specific allowance				13	12
Interest income recognized, without specific allowance				7	8
Interest income recognized				20	20
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				3	6
Interest income recognized on a cash basis, without specific allowance				1	0
Interest income recognized on a cash basis				4	6
Bank | Corporate and institutional
Average recorded investment
Average recorded investment, with a specific allowance				982	1,052
Average recorded investment, without specific allowance				474	303
Average recorded investment				1,456	1,355
Interest income recognized
Interest income recognized, with a specific allowance				11	9
Interest income recognized, without specific allowance				5	6
Interest income recognized				16	15
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				2	4
Interest income recognized on a cash basis, without specific allowance				1	0
Interest income recognized on a cash basis				3	4
Bank | Corporate and institutional | Real estate
Average recorded investment
Average recorded investment, with a specific allowance				71	90
Average recorded investment, without specific allowance				42	3
Interest income recognized
Interest income recognized, with a specific allowance				1	0
Interest income recognized, without specific allowance				0	1
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				1	0
Interest income recognized on a cash basis, without specific allowance				0	0
Bank | Corporate and institutional | Commercial and industrial loans
Average recorded investment
Average recorded investment, with a specific allowance				820	915
Average recorded investment, without specific allowance				424	300
Interest income recognized
Interest income recognized, with a specific allowance				9	9
Interest income recognized, without specific allowance				5	5
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				1	4
Interest income recognized on a cash basis, without specific allowance				1	0
Bank | Corporate and institutional | Financial institutions
Average recorded investment
Average recorded investment, with a specific allowance				91	46
Average recorded investment, without specific allowance				8	0
Interest income recognized
Interest income recognized, with a specific allowance				1	0
Interest income recognized, without specific allowance				0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				0	0
Interest income recognized on a cash basis, without specific allowance				0	0
Bank | Corporate and institutional | Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance				0	1
Interest income recognized
Interest income recognized, with a specific allowance				0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				0	0
Bank | Consumer
Average recorded investment
Average recorded investment, with a specific allowance				507	538
Average recorded investment, without specific allowance				147	100
Average recorded investment				654	638
Interest income recognized
Interest income recognized, with a specific allowance				2	3
Interest income recognized, without specific allowance				2	2
Interest income recognized				4	5
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				1	2
Interest income recognized on a cash basis, without specific allowance				0	0
Interest income recognized on a cash basis				1	2
Bank | Consumer | Mortgages
Average recorded investment
Average recorded investment, with a specific allowance				264	260
Average recorded investment, without specific allowance				143	97
Interest income recognized
Interest income recognized, with a specific allowance				1	1
Interest income recognized, without specific allowance				2	2
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				1	0
Interest income recognized on a cash basis, without specific allowance				0	0
Bank | Consumer | Loans collateralized by securities
Average recorded investment
Average recorded investment, with a specific allowance				70	101
Interest income recognized
Interest income recognized, with a specific allowance				0	1
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				0	1
Bank | Consumer | Consumer finance
Average recorded investment
Average recorded investment, with a specific allowance				173	177
Average recorded investment, without specific allowance				4	3
Interest income recognized
Interest income recognized, with a specific allowance				1	1
Interest income recognized, without specific allowance				0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				0	1
Interest income recognized on a cash basis, without specific allowance				SFr 0	SFr 0